Pension and Other Post Employment Benefits - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Description of direct investments held under defined benefit plans	As at 31 December 2017 the various defined benefit plans did not hold any direct investments in ING Groep N.V. (2016 nil).
Actuarial gains and losses	€ (71)	€ (498)
Accumulated amount of remeasurements recognized directly in Other comprehensive income (equity), before tax	(476)	(483)
Accumulated amount of remeasurements recognised directly in Other comprehensive income (equity), net of tax	€ (400)	€ (371)	€ (306)
Net defined benefit asset/liability, discount rates	2.00%	2.10%
Other post-employment benefits, discount rates	3.20%	3.50%
Net defined benefit assets liabilities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plans	€ (27)	€ (24)	(11)
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Financial impact of increase	(480)
Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Financial impact of decrease	619
Plan assets [member]
Disclosure of defined benefit plans [line items]
Remeasurement of plan assets	52	467
Total benefit payments	3,206	€ 3,337	€ 3,141
Return on plan assets [member]
Disclosure of defined benefit plans [line items]
Expected return on the plan assets	0
Contribution to pension plans [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	32
2018-2022 [member] | Net defined benefit assets liabilities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plans	91
2018-2022 [member] | Other post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Other post-employment benefits	112
2023-2027 [member]
Disclosure of defined benefit plans [line items]
Total benefit payments	€ 423